Schedule of financial liabilities contractual undiscounted cash flows maturity (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables		$ 256	$ 247
Trade and other payables	[1]	194	132
Borrowings		1,996	2,211
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		256	244
Trade and other payables	[1]	178	114
Borrowings		56	82
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(0)	3
Trade and other payables	[1]	4	2
Borrowings		102	228
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(0)	(0)
Trade and other payables	[1]	5	7
Borrowings		557	111
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(0)	(0)
Trade and other payables	[1]	3	3
Borrowings		256	645
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade receivables		(0)	(0)
Trade and other payables	[1]	4	6
Borrowings		$ 1,025	$ 1,145

[1]	Includes Lease Liabilities (see Note 19)